May 1, 2008

Supplement

SUPPLEMENT DATED MAY 1, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE GLOBAL DIVIDEND GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2008

The third, fourth and fifth paragraphs of the section of the Prospectus entitled ‘‘The Fund — Portfolio Management’’ are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Global Value team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Colin McQueen, a Managing Director of the Sub-Adviser, Douglas M. McGraw and Martin J. Moorman, each an Executive Director of the Sub-Adviser, and Alexander Vislykh, a Vice President of the Sub-Adviser.

Mr. McQueen has been associated with the Sub-Adviser in an investment management capacity since December 2005 and began managing the Portfolio in December 2005. Prior to December 2005, Mr. McQueen was a portfolio manager at UBS Global Asset Management. Mr. McGraw has been associated with the Sub-Adviser and its investment management affiliates in a research capacity since June 2001 and began managing the Portfolio in April 2004. Mr. Moorman has been associated with the Sub-Adviser in an investment management capacity since September 2003 and began managing the Portfolio in April 2004. Prior to September 2003, Mr. Moorman was a portfolio manager at Delaware International Advisors. Mr. Vislykh has been associated with the Sub-Adviser in an investment management capacity since July 2002 and began managing the Portfolio in December 2006.

Mr. McQueen is the lead manager of the Portfolio and Messrs. McGraw, Moorman and Vislykh are co-portfolio managers. Mr. McQueen is responsible for the execution of the overall strategy of the Portfolio, although the Portfolio’s assets are managed within the team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR DG 05/08

May 1, 2008

Supplement

SUPPLEMENT DATED MAY 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated May 1, 2008

The first paragraph of the section of the Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the Global Dividend Growth Portfolio’’ is hereby deleted.

The reference to Noreen Griffin in the section of the Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — F. Fund Management — Securities Ownership of Portfolio Managers — With respect to the Global Dividend Growth Portfolio’’ is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.